INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE	9 Months Ended
Sep. 30, 2024
Investments In Available For Sale Securities At Fair Value
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

8. INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Condensed Consolidated Statements of Financial Positions:

Description	Estimated Fair Value December 31, 2023	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Estimated Fair Value September 30, 2024
Cash Investments	6,531	(6,728)	225	-	28
Fixed Income	7,597	2,478	144	95	10,314
Investment Certificate	94	-	-	(38)	56
Total	14,222	(4,250)	369	57	10,398

Investment securities are recorded at fair value. The Company’s investment securities portfolio consists primarily of cash investments, debt securities issued by U.S. government agencies, local municipalities and certain corporate entities. The products in the Company’s investment portfolio have maturity dates ranging from less than one year to over 20 years.

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Net unrealized gains and losses in the portfolio are included in Other Comprehensive Income (Loss).

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED